Related party- Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
The construction division recognized sales for construction work provided to operating groups	€ 178,000	€ 303,000	€ 489,000
Billing from construction division to groups infrastructure concession operator	179,000	206,000	376,000
Profit attributable to the companys holdings in the concession operators and not eliminated on consolidation	€ 4,000	€ (14,000)	€ (35,000)